Basis of Presentation of the Consolidated Financial Statements - Summary of Proportion of Net Assets Market Value (Detail)	12 Months Ended
Dec. 31, 2018
Chile [Member] | Enersis S.A [Member]
Proportion Of Net Assets Market Value [Line Items]
Proportion of Net Assets Market Value	42.00%
Chile [Member] | Endesa, S.A. [Member]
Proportion Of Net Assets Market Value [Line Items]
Proportion of Net Assets Market Value	66.00%
Chile [Member] | Chilectra S A [Member]
Proportion Of Net Assets Market Value [Line Items]
Proportion of Net Assets Market Value	63.00%
Americas [Member] | Enersis S.A [Member]
Proportion Of Net Assets Market Value [Line Items]
Proportion of Net Assets Market Value	58.00%
Americas [Member] | Endesa, S.A. [Member]
Proportion Of Net Assets Market Value [Line Items]
Proportion of Net Assets Market Value	34.00%
Americas [Member] | Chilectra S A [Member]
Proportion Of Net Assets Market Value [Line Items]
Proportion of Net Assets Market Value	37.00%